Business Combinations - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 17, 2021	Jan. 02, 2020	Mar. 01, 2019	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Recognized amounts of identifiable liabilities assumed
Goodwill					$ 369,279	$ 369,286	$ 259,423	$ 256,227
Access Control Technologies, LLC
Fair Value of Consideration Transferred
Cash	$ 9,383
Contingent and Hold Back liability	950
Total Fair Value of Consideration Transferred	10,333
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash	169
Accounts receivable	1,101
Other current assets	103
Property and equipment	197
Recognized amounts of identifiable liabilities assumed
Accounts payable	(473)
Accrued expenses	(152)
Other liabilities	(1,396)
Total identifiable net assets	3,749
Goodwill	6,584
Access Control Technologies, LLC | Trademark
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets	1,450
Access Control Technologies, LLC | Customer relationships
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets	2,470
Access Control Technologies, LLC | Backlog
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets	$ 280
DBCI, LLC
Fair Value of Consideration Transferred
Cash		$ 169,173
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash		208
Accounts receivable		8,502
Inventories		9,075
Property and equipment		7,803
Other assets		29
Recognized amounts of identifiable liabilities assumed
Accounts payable		(8,012)
Accrued expenses		(571)
Other liabilities		(887)
Total identifiable net assets		66,446
Goodwill		102,727
DBCI, LLC | Trademark
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets		20,850
DBCI, LLC | Customer relationships
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets		26,320
DBCI, LLC | Backlog
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets		$ 3,130
SSA Acquisition
Fair Value of Consideration Transferred
Cash			$ 6,538
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash			1,516
Accounts receivable			1,353
Inventories			393
Prepaid expenses and other current assets			629
Property and equipment			378
Other assets			11
Recognized amounts of identifiable liabilities assumed
Accounts payable			(1,280)
Accrued expenses			(679)
Other liabilities			(652)
Total identifiable net assets			4,136
Goodwill			2,402				$ 2,402
SSA Acquisition | Customer relationships
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets			2,347
SSA Acquisition | Noncompete Agreements [Member]
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets			$ 120
BETCO Acquisition
Fair Value of Consideration Transferred
Cash				$ 42,085
Contingent and Hold Back liability				4,600
Total Fair Value of Consideration Transferred				46,685
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash				2,727
Accounts receivable				1,034
Inventories				4,031
Prepaid expenses and other current assets				342
Property and equipment				3,628
Identifiable intangible assets				6
Recognized amounts of identifiable liabilities assumed
Accounts payable				(1,937)
Accrued expenses				467
Other liabilities				(8,593,204)
Total identifiable net assets				30,181
Deferred tax liability				(6,181)
Goodwill				22,685				$ 22,685
BETCO Acquisition | Trademark
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets				5,400
BETCO Acquisition | Customer relationships
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets				20,200
BETCO Acquisition | Backlog
Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Identifiable intangible assets				$ 3,800